Note B - Revenue From Contracts With Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

3.         REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of Revenue

The following table summarizes revenue from contracts with customers for the three-month period:

	North America	Africa	EMESA*	Asia	March 31, 2023

License fees	$408,530	$552,630	$1,446,746	$70,650	$2,478,556
Hardware	24,781	-	47,008	900	72,689
Services	263,858	23,787	239,927	4,950	532,522
Total Revenues	$697,169	$576,417	$1,733,681	$76,500	$3,083,767

	North America	Africa	EMESA*	Asia	March 31, 2022

License fees	$473,070	$517,161	$390,277	$79,675	$1,460,183
Hardware	71,900	12,033	1,251	-	85,184
Services	355,632	15,275	24,844	53	395,804
Total Revenues	$900,602	$544,469	$416,372	$79,728	$1,941,171

*EMESA – Europe, Middle East, South America

Deferred Revenue

Deferred revenue includes customer advances and amounts that have been paid by customer for which the contractual maintenance terms have not yet occurred. The majority of these amounts are related to maintenance contracts for which the revenue is recognized ratably over the applicable term, which generally is 12-60 months. Contracts greater than 12 months are segregated as long term deferred revenue. Maintenance contracts include provisions for unspecified when-and-if available product updates and customer telephone support services. At March 31, 2023 and December 31, 2022, amounts in deferred revenue were approximately $693,000 and $515,000, respectively. Revenue recognized during the three months ended March 31, 2023 and 2022 from amounts included in deferred revenue at the beginning of the period was approximately $223,000 and $234,000, respectively. The Company did not recognize any revenue from performance obligations satisfied in prior periods.

NOTE B—REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of Revenue

The following table summarizes revenue from contracts with customers for the years ended December 31, 2022 and 2021:

	North America	Africa	EMESA*	Asia	December 31, 2022

License fees	$1,856,814	$517,161	$2,124,088	$85,989	$4,584,052
Hardware	422,275	25,833	19,914	178,464	646,486
Services	1,270,067	83,306	436,293	54	1,789,720
Total Revenues	$3,549,156	$626,300	$2,580,295	$264,507	$7,020,258

	North America	Africa	EMESA*	Asia	December 31, 2021

License fees	$1,854,088	$521,751	$105,314	$74,656	$2,555,809
Hardware	278,655	698,264	265,996	42,411	1,285,326
Services	1,162,526	42,000	54,918	13,910	1,273,354
Total Revenues	$3,295,269	$1,262,015	$426,228	$130,977	$5,114,489

* EMESA – Europe, Middle East, South America

Revenue recognized during the year ended December 31, 2022 from amounts included in deferred revenue at the beginning of the year was approximately $489,000. Revenue recognized during the year ended December 31, 2021 from amounts included in deferred revenue at the beginning of the year was approximately $529,000. Total deferred revenue (contract liability) was approximately $515,000 and $633,000 at December 31, 2022 and 2021, respectively.

Transaction Price Allocated to the Remaining Performance Obligations

ASC 606 requires that the Company disclose the aggregate amount of transaction price that is allocated to performance obligations that have not yet been satisfied. The guidance provides certain practical expedients that limit this requirement, which the Company’s contracts meet as follows:

●	The performance obligation is part of a contract that has an original expected duration of one year or less, in accordance with ASC 606-10-50-14.

Deferred revenue represents the Company’s remaining performance obligations related to prepaid support and maintenance, all of which is expected to be recognized from one to five years.